Related Party Disclosure	12 Months Ended
Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Disclosure

26. Related Party Disclosure

Key Management Personnel Compensation

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the Company’s operations, directly or indirectly. The key management personnel of the Company are the members of the executive management team and Board of Directors.

Compensation provided to key management during the year was as follows:

For the year ended	July 31, 2020	July 31, 2019
Salary and/or consulting fees	$3,069	$3,550
Termination benefits	1,043	470
Bonus compensation	42	481
Stock-based compensation	15,702	16,235
Total	$19,856	$20,736

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed by the related parties.

Unless otherwise stated, the below granted stock options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.

On June 26, 2020, the Company granted certain of its directors and executives a total 1,800,000 and 1,255,025, respectively stock options with an exercise price of $1.02. One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period. A total of 1,010,101 RSU's were issued on the same date with a unit value of $0.99. The RSUs vest in full on the third-year anniversary after the grant date.

On April 28, 2020, the Company granted certain of its executives a total 900,000 stock options with an exercise price of $0.69. One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period.

On October 29, 2019, the Company granted certain of its executives a total of 829,034 stock options and 1,428,449 RSUs with a unit value of $3.30. One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period. The RSUs vest in full on the third-year anniversary after the grant date.

On July 26, 2019, the Company granted certain of its executives a total 250,000 stock options with an exercise price of $5.88

On July 18, 2019, the Company granted certain of its executives a total 650,000 stock options with an exercise price of $6.54.

On March 20, 2019, the Company granted certain of its executives a total 325,000 stock options with an exercise price of $8.50.

On February 21, 2019, the Company granted the CEO 3,333,333 stock options with an exercise price of $7.46. Additional to the standard vesting terms as defined in Note 11, is an achievement condition in which vesting may only occur once a volume weighted average trading price of $10 or greater is achieved for a 20-day period prior to a vesting date. All unvested options will carry over and vest if the condition is met at a future vesting date.

On February 19, 2019, the Company granted certain of its executives a total 615,000 stock options with an exercise price of $7.13.

On December 17, 2018, the Company granted certain of its executives a total 74,000 stock options with an exercise price of $5.09. Of which, 54,000 stock options will fully vest at the 6-month anniversary of the grant date.

On September 17, 2018, the Company granted certain executives of the Company a total of 650,000 stock options with an exercise price of $7.93.

Belleville Complex Inc.

On October 31, 2018, the Company acquired a 25% interest in Belleville Complex Inc. ("BCI") with the related party Olegna Holdings Inc., a company owned and controlled by a director of the Company, holding the remaining 75% in BCI. BCI purchased a configured 2,004,000 sq. ft. facility through a $20,279 loan issued by the Company on September 7, 2018, bearing an annual 4% interest rate and interest payable monthly. The loan and all remaining accrued interest were repaid in full during the year ended July 31, 2019.

As part of the initial agreement, the Company will be the anchor tenant for a period of 20 years, with an option to renew for 10 years. On October 22, 2019, the lease agreement was amended to a 15-year anchor tenant period, with an option to renew for 15 years and additional space to rent. The Company has also subleased a portion of the space to Truss Limited Partnership (Note 10). As a result, the lease was reassessed resulting in an addition to the right-of-use asset and lease liability as well as a lease receivable on the sublease component (Note 6).

Consideration for the 25% interest on the joint venture is deemed $nil. The carrying value of BCI as at July 31, 2020 is $nil (July 31, 2019 - $nil).

The Company leases a space in Belleville from a related party BCI, that supports its manufacturing activities and is based in Belleville, Ontario. Under this lease arrangement, the Company incurred $7,511 in lease and operating expenses during the year ended July 31, 2020 (July 31, 2019 - $3,937). This lease liability is recognized on the Company's balance sheet under IFRS 16 (Note 18).

Truss LP

The Company owns a 42.5% interest in Truss LP and accounts for the interest as an investment in associate (Note 10).

The Company subleases section of its Belleville lease to Truss LP this sublease is recognized as a finance lease receivable on the Company's balance sheet (Note 6). The Company recognizes a recovery on its partnership with Truss Limited Partnership in Other receivables and Other income.

Under a Temporary Supply and Services Agreement (“TSSA”) with Truss LP, the Company produces and packages cannabis infused beverages in the CIB Facility (located at the Belleville Facility) and in the Gatineau Facility, an markets and sells beverages for the legal adult-use markets in Canada, in each case subject to the terms of its regulatory approvals and applicable laws, all for its own account and as a stand-lone division of HEXO. As of July 31, 2020, Truss LP intends to apply to be a licensed product of Cannabis, but until the time where Truss LP obtains all regulatory approval required under the Cannabis Act (Canada), the TSSA will remain in place. Under the TSSA, Truss LP will be an exclusive supplier to the Company of all property and all services required to carry on the business, other than specific services which are required to be provided by HEXO. As a result of this arrangement, there is a receivable from Truss of $3,405 at July 31, 2020. During the year, the Company purchased of $2,159 raw materials from Truss LP under the arrangement and received $2,531 of income.